CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Capital Reserves [Member]	Accumulated Deficit [Member]	Equity Attributed To Eltek Ltd. And Subsidiaries [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 4,762	$ 1,384	$ 14,328	$ 2,622	$ 695	$ (14,398)	$ 4,631	$ 131
Balance, shares at Dec. 31, 2011		6,610,107
Changes during the year
Foreign currency translation adjustments	78			91			91	(13)
Net profit (loss)	696					690	690	6
Comprehensive income (loss)	774						781	(7)
Balance at Dec. 31, 2012	5,536	1,384	14,328	2,713	695	(13,708)	5,412	124
Balance, shares at Dec. 31, 2012		6,610,107
Changes during the year
Foreign currency translation adjustments	487			473			473	14
Net profit (loss)	3,781					3,823	3,823	(42)
Comprehensive income (loss)	4,268						4,296	(28)
Issuance of shares, net of costs	3,543	601	2,942				3,543
Issuance of shares, net of costs, shares		3,532,655
Balance at Dec. 31, 2013	13,347	1,985	17,270	3,186	695	(9,885)	13,251	96
Balance, shares at Dec. 31, 2013	10,142,762	10,142,762
Changes during the year
Foreign currency translation adjustments	(1,268)			(1,279)			(1,279)	11
Net profit (loss)	(2,855)					(2,665)	(2,665)	(190)
Comprehensive income (loss)	(4,123)			(1,279)		(2,665)	(3,944)	(179)
Balance at Dec. 31, 2014	$ 9,224	$ 1,985	$ 17,270	$ 1,907	$ 695	$ (12,550)	$ 9,307	$ (83)
Balance, shares at Dec. 31, 2014	10,142,762	10,142,762